Current liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Current Liabilities.
Current liabilities

	December 31,	December 31,
	2017	2016
	(€ in thousands)
Borrowings	1,960	—
Trade payables	546	328
Social securities and other taxes	1,019	312
Pension premiums	—	13
Deferred income	347	—
Accrued expenses and other liabilities	4,622	6,057
	8,494	6,710